Pioneer Core
Equity Fund

Schedule of Investments | September 30, 2019

Ticker Symbols: Class A PIOTX Class C PCOTX Class K PCEKX Class R CERPX Class Y PVFYX

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 99.1% of Net Assets
	Aerospace & Defense - 1.3%
109,649	Raytheon Co.	$21,512,037
	Total Aerospace & Defense	$21,512,037
	Auto Components - 2.4%
227,358	Aptiv PLC	$19,875,636
523,476	BorgWarner, Inc.	19,201,100
	Total Auto Components	$39,076,736
	Banks - 10.0%
2,220,247	Bank of America Corp.	$64,764,605
507,780	JPMorgan Chase & Co.	59,760,628
22,341(a)	SVB Financial Group	4,668,152
649,347	Wells Fargo & Co.	32,753,063
	Total Banks	$161,946,448
	Beverages - 1.3%
151,846	PepsiCo., Inc.	$20,818,087
	Total Beverages	$20,818,087
	Capital Markets - 1.7%
36,176	BlackRock, Inc.	$16,121,472
127,567	Intercontinental Exchange, Inc.	11,770,607
	Total Capital Markets	$27,892,079
	Chemicals - 1.3%
306,588	Dow, Inc.	$14,608,918
35,620	Ecolab, Inc.	7,054,185
	Total Chemicals	$21,663,103
	Communications Equipment - 0.6%
39,105(a)	Arista Networks, Inc.	$9,342,966
	Total Communications Equipment	$9,342,966
	Consumer Discretionary - 2.4%
842,406	Comcast Corp.	$37,975,662
	Total Consumer Discretionary	$37,975,662
	Containers & Packaging - 0.8%
169,048	Ball Corp.	$12,308,385
	Total Containers & Packaging	$12,308,385
	Diversified Telecommunication Services - 2.4%
1,013,892	AT&T, Inc.	$38,365,673
	Total Diversified Telecommunication Services	$38,365,673
	Electric Utilities - 0.5%
83,292	American Electric Power Co., Inc.	$7,803,628
	Total Electric Utilities	$7,803,628
	Electronic Equipment, Instruments & Components - 1.4%
186,409	Amphenol Corp.	$17,988,468
34,643	CDW Corp.	4,269,403
	Total Electronic Equipment, Instruments & Components	$22,257,871
	Entertainment - 0.6%
55,725(a)	Live Nation Entertainment, Inc.	$3,696,797
288,674	Viacom, Inc., Class B	6,936,836
	Total Entertainment	$10,633,633
	Equity Real Estate Investment Trusts (REITs) - 4.7%
225,522	Digital Realty Trust, Inc.	$29,275,011
87,189	Essex Property Trust, Inc.	28,480,287
97,790	Liberty Property Trust	5,019,560
145,628	Prologis, Inc.	12,410,418
	Total Equity Real Estate Investment Trusts (REITs)	$75,185,276
	Food & Staples Retailing - 3.7%
42,068	Costco Wholesale Corp.	$12,120,211
457,490	Sysco Corp.	36,324,706
162,099	Walgreens Boots Alliance, Inc.	8,965,696
	Total Food & Staples Retailing	$57,410,613
	Health Care Equipment & Supplies - 4.3%
43,621(a)	ABIOMED, Inc.	$7,759,740
44,763(a)	Align Technology, Inc.	8,098,522
15,182	Cooper Cos., Inc.	4,509,054
314,414	Medtronic Plc	34,151,649
38,671	ResMed, Inc.	5,224,839
71,699	Zimmer Biomet Holdings, Inc.	9,842,122
	Total Health Care Equipment & Supplies	$69,585,926
	Health Care Providers & Services - 3.3%
128,708	Humana, Inc.	$32,906,774
96,388	UnitedHealth Group, Inc.	20,947,040
	Total Health Care Providers & Services	$53,853,814
	Household Products - 0.3%
38,904	Procter & Gamble Co.	$4,838,880
	Total Household Products	$4,838,880
	Insurance - 8.5%
437,358	American International Group, Inc.	$24,360,840
Shares		Value
	Insurance – (continued)
362,537(a)	Berkshire Hathaway, Inc., Class B	$75,414,947
73,686	Marsh & McLennan Cos., Inc.	7,372,284
388,140	Progressive Corp.	29,983,815
	Total Insurance	$137,131,886
	Interactive Media & Services - 5.5%
72,381(a)	Alphabet, Inc.	$88,387,334
	Total Interactive Media & Services	$88,387,334
	Internet & Direct Marketing Retail - 5.2%
35,870(a)	Amazon.com, Inc.	$62,267,092
10,953(a)	Booking Holdings, Inc.	21,496,467
	Total Internet & Direct Marketing Retail	$83,763,559
	IT Services - 4.7%
120,791	Accenture PLC	$23,234,149
291,338	Cognizant Technology Solutions Corp.	17,557,485
201,052	Visa, Inc.	34,582,955
	Total IT Services	$75,374,589
	Life Sciences Tools & Services - 0.4%
7,996(a)	Mettler-Toledo International, Inc.	$5,632,382
	Total Life Sciences Tools & Services	$5,632,382
	Machinery - 2.0%
122,830	Stanley Black & Decker, Inc.	$17,737,880
174,627	Xylem, Inc.	13,903,802
	Total Machinery	$31,641,682
	Miscellaneous Manufacturers - 1.2%
125,707	Illinois Tool Works, Inc.	$19,671,888
	Total Miscellaneous Manufacturers	$19,671,888
	Multiline Retail - 0.5%
44,983	Dollar General Corp.	$7,149,598
	Total Multiline Retail	$7,149,598
	Oil, Gas & Consumable Fuels - 2.1%
449,017	EOG Resources, Inc.	$33,326,042
	Total Oil, Gas & Consumable Fuels	$33,326,042
	Pharmaceuticals - 6.6%
499,540(a)	Elanco Animal Health, Inc.	$13,282,769
275,818	Eli Lilly & Co.	30,844,727
466,760	Merck & Co., Inc.	39,291,857
308,714	Novo Nordisk AS (A.D.R.)	15,960,514
62,754	Zoetis, Inc.	7,818,521
	Total Pharmaceuticals	$107,198,388
	Road & Rail - 1.8%
74,112	Kansas City Southern	$9,857,637
105,528	Norfolk Southern Corp.	18,959,160
	Total Road & Rail	$28,816,797
	Semiconductors & Semiconductor Equipment - 1.7%
58,606	Lam Research Corp.	$13,544,432
319,895(a)	Micron Technology, Inc.	13,707,501
	Total Semiconductors & Semiconductor Equipment	$27,251,933
	Software - 8.4%
86,987(a)	Adobe, Inc.	$24,030,159
761(a)	Datadog, Inc.	25,805
688,270	Microsoft Corp.	95,690,178
103,634(a)	salesforce.com, Inc.	15,383,431
	Total Software	$135,129,573
	Specialty Retail - 4.0%
177,604	Home Depot, Inc.	$41,207,680
238,971	TJX Cos., Inc.	13,320,244
38,463(a)	Ulta Beauty, Inc.	9,640,751
	Total Specialty Retail	$64,168,675
	Technology Hardware, Storage & Peripherals - 2.5%
124,642	Apple, Inc.	$27,916,069
258,194	NetApp, Inc.	13,557,767
	Total Technology Hardware, Storage & Peripherals	$41,473,836
	Trading Companies & Distributors - 1.0%
124,613(a)	United Rentals, Inc.	$15,531,765
	Total Trading Companies & Distributors	$15,531,765
	TOTAL COMMON STOCKS
	(Cost $1,377,328,927)	$1,594,120,744
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.4% of Net Assets
7,000,000(b)	U.S. Treasury Bills, 10/22/19	$6,992,676
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $6,992,282)	$6,992,676
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $1,384,321,209)	$1,601,113,420
	OTHER ASSETS AND LIABILITIES - 0.5%	$8,781,294
	NET ASSETS - 100.0%	$1,609,894,714

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,594,120,744	$–	$–	$1,594,120,744
U.S. Government and Agency Obligation	–	6,992,676	–	6,992,676
Total Investments in Securities	$1,594,120,744	$6,992,676	$–	$1,601,113,420

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.